SCHEDULE OF INCOME TAXES RECONCILIATION JURISDICTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income/(loss) before income tax	$ (5,099,805)	$ (6,343,541)	$ (2,642,684)
Indonesia statutory income tax rate	22.00%	22.00%	22.00%
Computed income tax expense/(benefit) with Indonesia statutory income tax rate	$ (1,121,957)	$ (1,395,579)	$ (581,391)
Tax exemption for unrecovered expenditures on TAC/KSO operations	413,668	934,206	220,274
Expired NOL	25,629	75,919
Change in valuation allowance	189,158	(7,244)	80,856
Statutory tax rate difference between Cayman and Indonesia	563,976	506,704	292,876
Other foreign jurisdictions (HK)	42	96	13,818
Income tax provision
Total income tax paid
T A C And K S O Operations [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Different tax rates for the TAC/KSO operations	(70,516)	(114,102)	(26,433)
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income/(loss) before income tax	(2,535,516)	(4,027,285)	(1,060,197)
Income tax provision
Total income tax paid
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income/(loss) before income tax	(2,564,289)	(2,316,256)	(1,582,487)
Income tax provision
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income tax paid